UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM NPX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number:  81121694

                      MELLON OPTIMA L/S STRATEGY FUND, LLC
               (Exact name of registrant as specified in charter)

                          BNY Mellon Financial Center
                           One Boston Place, 0240071
                          Boston, Massachusetts 02108
              (Address of principal executive offices) (Zip code)

                            Peter M. Sullivan, Esq.
                          BNY Mellon Financial Center
                           One Boston Place, 0240081
                          Boston, Massachusetts 02108
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 722-7000

                       Date of fiscal year end: March 31

             Date of reporting period: July 1, 2012  - June 30, 2013

ITEM 1. PROXY VOTING RECORD:

------------------------------------------------------------------------------------------------------------------------------------
                                                                           MATTER         WHETHER                       WHETHER
                                                                           PROPOSED       REGISTRANT     HOW            REGISTRANT
                   EXCHANGE                DATE OF                         BY ISSUER/     CAST           REGISTRANT     CAST VOTE
   ISSUER          TICKER       CUSIP      MEETING/     MATTER             SECURITY       VOTE           CAST           FOR/AGAINST
   NAME            SYMBOL       NUMBER     CONSENT      IDENTIFICATION     HOLDER         (YES/NO)       VOTE           MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus
Institutional
Reserves
Treasury Prime
Fund -
Institutional
shares             DUPXX      26200X829    8/31/12      Election of        Issuer           Yes          For all           For
                                                        (independent)                                    nominees
                                                        directors
------------------------------------------------------------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MELLON OPTIMA L/S STRATEGY FUND, LLC


By:     /s/ David K. Mossman
        ---------------------------
        David K. Mossman, President

Date:   August 16, 2013